Information by business segment and by geographic area - Assets by geographic area (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information by business segment and by geographic area
Investments in associates and joint ventures	$ 2,031	$ 2,798	$ 3,225
Intangible	9,296	8,499	7,962
Property, plant and equipment	41,148	46,576	$ 48,385
Total	52,475	57,873
Brazil
Information by business segment and by geographic area
Investments in associates and joint ventures	1,760	2,498
Intangible	7,341	6,496
Property, plant and equipment	23,364	29,134
Total	32,465	38,128
Canada
Information by business segment and by geographic area
Intangible	1,951	2,000
Property, plant and equipment	11,798	10,733
Total	13,749	12,733
Americas, except Brazil and Canada
Information by business segment and by geographic area
Investments in associates and joint ventures	234	242
Property, plant and equipment	5
Total	239	242
Europe
Information by business segment and by geographic area
Intangible		2
Property, plant and equipment	894	900
Total	894	902
Indonesia
Information by business segment and by geographic area
Intangible	2	1
Property, plant and equipment	2,729	2,761
Total	2,731	2,762
China
Information by business segment and by geographic area
Investments in associates and joint ventures	17	19
Intangible	2
Property, plant and equipment	19	10
Total	38	29
Asia, except Indonesia
Information by business segment and by geographic area
Investments in associates and joint ventures	20	39
Property, plant and equipment	951	985
Total	971	1,024
New Caledonia
Information by business segment and by geographic area
Property, plant and equipment		604
Total		604
Oman
Information by business segment and by geographic area
Property, plant and equipment	1,388	1,449
Total	$ 1,388	$ 1,449